Estimated Fair Values of Significant Financial Instruments (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	¥ 5,533,997	¥ 4,704,330
Finance subsidiaries-receivables, excluding direct financing leases, net | Trade accounts and notes receivable and other assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	752,229	673,193
Direct financing lease | Finance subsidiaries-receivables
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	¥ 393,933	¥ 425,870